UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21704

                               QUADRANT FUND, INC.
               (Exact Name of Registrant As Specified in Charter )

                                 116 Welsh Road
                                Horsham, PA 19044
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1(215) 328-1303

                           NATHAN KORNFELD, PRESIDENT
                               QUADRANT FUND, INC.
                                 116 Welsh Road
                                Horsham, PA 19044
                     (Name and Address of Agent for Service)

                        With copies of communications to:

                               MICHAEL S. CACCESE
                   KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
                                 75 STATE STREET
                                BOSTON, MA 02109

                     Date of fiscal year end: July 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

         A copy of the annual report of Quadrant Fund, Inc. (the "FUND"), transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 ACT"), is attached hereto.

--------------------------------------------------------------------------------
                              QUADRANT FUND, INC.
--------------------------------------------------------------------------------

                                 ANNUAL REPORT

                                 JULY 31, 2005

                              QUADRANT FUND, INC.
                         PORTFOLIO OF INVESTMENTS AS OF
                                 JULY 31, 2005*


The chart that follows shows the allocation of the Fund's holdings by asset category as of July 31, 2005.

--------------------------------------------------------------------------------

Commercial Mortgage Backed Securities   34.8%
Preferred Stocks - Regional Malls       12.7%
Preferred Stocks - Hotels               11.5%
Preferred Stocks - Office Property      10.7%
Preferred Stocks - Shopping Centers      9.8%
Preferred Stocks - Shopping Centers      6.0%
Preferred Stocks - Apartments            5.8%
Preferred Stocks - Health Care           4.6%
Common Stocks - REITs                    3.2%
Warehouse/Industrials                    0.8%

--------------------------------------------------------------------------------

* As a percentage of total investments.

QUADRANT FUND, INC.
PORTFOLIO OF INVESTMENTS
JULY 31, 2005

---------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                                                                  INTEREST RATE        MATURITY        AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES 37.2%

Chase Commercial Mortgage Securities Corp.
  Series 2000-2 Class I * ..........................................    6.65 %         07/15/32    $  642,500    $ 398,952
                                                                                                               ------------
Credit Suisse First Boston Mortgage Securities Corp.
  Series 2004-C3 Class J + * .......................................    4.78           07/15/36       275,000      240,260
                                                                                                               ------------
J P Morgan Chase Commercial Mortgage Securities
  Series 2003-C1 Class K * @ .......................................    5.08           01/12/37     1,625,000    1,412,036
  Series 2003-C1 Class L * @ .......................................    5.08           01/12/37     1,200,000      905,766
                                                                                                               ------------
                                                                                                                 2,317,802
                                                                                                               ------------
LB-UBS Commercial Mortgage Trust
  Series 2002-C2 Class M * @ .......................................    5.68           07/15/35       900,000      863,930
  Series 2002-C2 Class N * @ .......................................    5.68           07/15/35     1,450,000    1,258,555
                                                                                                               ------------
                                                                                                                 2,122,485
                                                                                                               ------------
Merrill Lynch Mortgage Trust
  Series 2002-MW1 Class J * @ ......................................    5.70           07/12/34       375,000      365,742
                                                                                                               ------------
Wachovia Bank Commercial Mortgage Trust
  Series 2002-C2 Class L * .........................................    4.94           11/15/34       355,000      316,893
                                                                                                               ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
  (Cost - $6,028,401) ..............................................                                             5,762,134
                                                                                                               ------------
                                                                                                   ----------
COMMON STOCKS 3.5%                                                                                    SHARES
Equity Office Properties Trust (REIT)...............................                                   15,000      531,750
                                                                                                               ------------
TOTAL COMMON STOCKS
(Cost - $447,276) ..................................................                                   15,000      531,750
                                                                                                               ------------
PREFERRED STOCKS 66.0%
APARTMENTS 6.2%
  Apartment Investment & Management Co., Series U, 7.75% (REIT).....                                   12,634      319,767
  Apartment Investment & Management Co., Series T, 8.00% (REIT).....                                    7,581      195,211
  Gables Residential Trust, Series D, 7.50% (REIT) .................                                   17,581      444,799
                                                                                                               ------------
                                                                                                                   959,777
                                                                                                               ------------
DIVERSIFIED 6.4%
  Capital Automotive, Series A, 7.50% (REIT)........................                                    4,738      121,198
  Capital Automotive, Series B, 8.00% (REIT)........................                                   10,000      263,000
  Cousins Properties, Inc., Series A, 7.75% (REIT)..................                                    9,476      241,069
  ISTAR Financial, Inc., Series F, 7.80% (REIT) ....................                                    6,317      163,610
  Lexington Corporate Properties Trust, Series B, 8.05% (REIT) .....                                    7,581      197,106
                                                                                                               ------------
                                                                                                                   985,983
                                                                                                               ------------
HEALTH CARE 4.9%
  Health Care Reit, Inc., Series D, 7.88% (REIT)....................                                    6,570      170,557
  Health Care Reit, Inc., Series F, 7.63% (REIT)....................                                   17,688      449,452
  Nationwide Health Properties, Inc., Series A, 7.68% / 9.68% (REIT) (a)                                1,263      131,668
                                                                                                               ------------
                                                                                                                   751,677
                                                                                                               ------------

See notes to financial statements.

QUADRANT FUND, INC.
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2005

------------------------------------------------------------------------------------------
                                                                      SHARES        VALUE
------------------------------------------------------------------------------------------
HOTELS 12.3%
Hospitality Properties, Series B, 8.88% (REIT)......................   3,159 $     86,004
Host Marriott Corp., Series E, 8.88% (REIT) ........................  20,000      551,000
Innkeepers USA Trust, Series C, 8.00% (REIT) .......................  20,134      518,451
Strategic Hotel Capital, Inc., 8.50% (REIT) * ......................  30,000      750,000
                                                                             -------------
                                                                                1,905,455
                                                                             -------------
OFFICE PROPERTY 11.4%
Alexandria Real Estate, Series C, 8.38%(REIT).......................   9,956      262,540
Brandywine Realty Trust, Series C, 7.50% (REIT) ....................  10,274      260,960
Carramerica Realty Corp., Series E, 7.50% (REIT)....................  12,634      327,094
Maguire Properties, Inc., Series A, 7.63% (REIT)....................  26,476      673,020
SL Green Realty Corp., Series C, 7.63% (REIT) ......................   9,476      244,623
                                                                             -------------
                                                                                1,768,237
                                                                             -------------
REGIONAL MALLS 13.5%
CBL & Associates Properties, Inc., Series C, 7.75% (REIT)...........   4,887      127,062
CBL & Associates Properties, Inc., Series D, 7.38% (REIT)...........  15,000      380,400
The Mills Corp., Series B, 9.00% (REIT) ............................   3,790       99,677
The Mills Corp., Series C, 9.00% (REIT) ............................   5,029      133,092
The Mills Corp., Series G, 9.00% (REIT) ............................  22,500      577,125
Taubman Centers, Inc., Series G, 8.00% (REIT) ......................  30,000      776,850
                                                                             -------------
                                                                                2,094,206
                                                                             -------------
SHOPPING CENTERS 10.5%
Developers Diversified Realty Corp., 7.38% (REIT) ..................  25,000      638,750
New Plan Excel Realty Trust, Series D, 7.80% / 9.80% (REIT) (a) ....   7,245      367,910
New Plan Excel Realty Trust, Series E, 7.63% (REIT) ................   5,054      133,931
Saul Centers, Inc., Series A, 8.00% (REIT) .........................   6,317      166,263
Urstadt Biddle Properties, Inc. Series D, 7.50% (REIT) .............  12,000      315,600
                                                                             -------------
                                                                                1,622,454
                                                                             -------------
WAREHOUSE / INDUSTRIALS 0.8%
Eastgroup Properties, Inc., Series D, 7.95% (REIT)..................   4,927      130,442
                                                                             -------------
TOTAL PREFERRED STOCKS
(Cost - $10,249,753) ...............................................           10,218,231
                                                                             -------------
TOTAL INVESTMENTS 106.7%
(Cost - $16,725,430) ...............................................           16,512,115

LIABILITIES IN EXCESS OF OTHER ASSETS (6.7)% .......................           (1,031,560)
                                                                             -------------
NET ASSETS 100.0% ..................................................         $ 15,480,555
                                                                             =============

@   Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
+   Variable Rate Security: Interest rate in effect July 31, 2005.
*   Security exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Security is a "step up" security where rate increases or steps up at a predetermined date. Rates shown are current rate and next coupon rate when security steps up.
REIT - Real Estate Investment Trust.

See notes to financial statements.

--------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2005
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $16,725,430) (Note 2)...................     $ 16,512,115
Cash................................................................          881,482
Cash collateral held for margin requirement on swap contracts.......        1,360,456
Receivable for investments sold.....................................          263,000
Interest and dividends receivable...................................           56,160
Due from Broker reverse repurchase agreement........................            7,465
Unrealized appreciation on swap contracts (Note 7)..................          214,933
                                                                         -------------
  Total assets......................................................       19,295,611
                                                                         -------------
LIABILITIES:
Reverse repurchase agreements (Note 5)..............................        3,452,000
Interest payable for reverse repurchase agreements (Note 5).........            1,373
Payable for investments purchased...................................          263,000
Administration fee payable (Note 3).................................            8,866
Directors' fees payable.............................................           10,302
Accrued expenses and other liabilities..............................           79,515
                                                                         -------------
  Total liabilities.................................................        3,815,056
                                                                         -------------
NET ASSETS (equivalent to $9.49 per share based on 1,631,852
shares issued and outstanding)......................................     $ 15,480,555
                                                                         =============
COMPOSITION OF NET ASSETS:
Capital stock, at par value ($.001) (Note 6)........................     $      1,632
Additional paid-in capital (Note 6).................................       16,279,491
Accumulated overdistributed net investment income...................         (943,721)
Accumulated net realized gain.......................................          266,290
Net unrealized depreciation.........................................         (123,137)
                                                                         -------------
Net assets applicable to capital stock outstanding..................     $ 15,480,555
                                                                         =============

See notes to financial statements.

--------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2005*
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2):
  Interest...................................................................... $ 290,926
  Dividends.....................................................................   526,832
                                                                                 ----------
                                                                                   817,758
                                                                                 ----------
EXPENSES:
  Management fee................................................................    13,441
  Administration fee (Note 3)...................................................    11,830
  Custodian.....................................................................    25,002
  Accounting and tax services...................................................    45,000
  Insurance.....................................................................     2,049
  Directors' fees...............................................................    10,200
  Legal.........................................................................    31,000
                                                                                 ----------
      Total operating expenses .................................................   138,522
         Interest expense on reverse repurchase agreements (Note 5).........        71,305
                                                                                 ----------
      Total expenses ...........................................................   209,827
  Less expenses reimbursed by adviser                                             (105,365)
                                                                                 ----------
  Net expenses..................................................................   104,462
                                                                                 ----------
  Net investment income.........................................................   713,296
                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
  Net realized gain on:
    Investment transactions ....................................................   140,901
    Swap contracts .............................................................   116,852
                                                                                 ----------
  Net realized gain on investment transactions..................................   257,753
                                                                                 ----------
  Net change in unrealized appreciation/depreciation on:
    Investments.................................................................  (508,643)
    Swap contracts .............................................................   221,615
                                                                                 ----------
  Net change in unrealized appreciation/depreciation on investments and swap contracts..............................................................  (287,028)
                                                                                 ----------
  Net realized and unrealized gain on investments and swap contracts............   (29,275)
                                                                                 ----------
  Net increase in net assets resulting from operations.......................... $ 684,021
                                                                                 ==========

---------------------------------------------------------
* For the period from Februray 1, 2005 through July 31, 2005.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      For the Period       For the Period
                                                                                          Ended               Ended
                                                                                      July 31, 2005*     January 31, 2005**
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income...........................................................       $    713,296          $     32,506
Net realized gain on investment transactions ...................................            257,753                 8,537
Net change in unrealized appreciation/depreciation on investments
and swap contacts...............................................................           (287,028)              163,891
                                                                                       -------------         -------------
Net increase in net assets resulting from operations............................            684,021               204,934
                                                                                       -------------         -------------
DIVIDENDS TO SHAREHOLDERS (NOTE 2):
Net investment income...........................................................           (767,950)             (921,573)
                                                                                       -------------         -------------
CAPITAL STOCK TRANSACTIONS (NOTE 6):
Net asset value of shares issued through dividend reinvestment (95,897 shares)..               -                  921,573
Net proceeds from sale of shares (1,535,400 shares).............................               -               15,354,000
                                                                                       -------------         -------------
Net increase from capital stock transactions....................................               -               16,275,573
                                                                                       -------------         -------------
Total increase (decrease) in net assets.........................................            (83,929)           15,558,934
NET ASSETS
Beginning of period.............................................................         15,564,484                 5,550
                                                                                       -------------         -------------
End of period (including overdistribution of net investment income of
$943,721 and $889,067, respectively)............................................       $ 15,480,555          $ 15,564,484
                                                                                       =============         =============

-------------------------------------------------------------------
*  For the period from February 1, 2005 through July 31, 2005.
** Commenced operations on January 4, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF CASH FLOWS
For the Period Ended July 31, 2005*
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH:
Cash flows provided by (used for) operating activities:
  Net increase in net assets resulting from operations..........................  $     684,021
  Net amortization on investments...............................................        (38,659)
  Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
      Purchases of long-term portfolio investments..............................     (8,169,500)
      Proceeds from disposition of long-term portfolio
        investments.............................................................     13,250,774
      Increase from receivable for investments sold.............................       (263,000)
      Decrease in interest and dividend receivable..............................         37,810
      Decrease in due from Investment Adviser...................................        617,000
      Decrease in due from Broker reverse repurchase agreement..................         82,535
      Decrease in prepaid expenses and other assets.............................            273
      Increase in interest payable for reverse repurchase agreements............            373
      Increase in payable for investments purchased.............................        263,000
      Increase in administration fee payable....................................          7,866
      Decrease in accrued expenses and other liabilities........................       (553,865)
      Decrease in accrued income taxes payable..................................       (156,000)
      Unrealized appreciation on investments and swap contracts.................        287,028
      Net realized gain on investment transactions..............................       (140,901)
                                                                                  --------------
  Net cash provided by operating activities.....................................      5,908,755
                                                                                  --------------
Cash flows provided by (used for) financing activities:
  Net cash used for reverse repurchase agreements...............................     (2,775,000)
  Net cash used for repayment of cash overdraft.................................       (123,867)
  Net cash provided by margin requirements on swap contracts....................     (1,360,456)
  Net cash used for dividends paid to shareholders..............................       (767,950)
                                                                                  --------------
  Net cash used for financing activities........................................     (5,027,273)
                                                                                  --------------
Net increase in cash............................................................        881,482
Cash at beginning of period.....................................................              -
                                                                                  --------------
Cash at end of period...........................................................  $     881,482
                                                                                  ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW:

Interest paid for the period ended July 31, 2005, totaled $70,932

Income taxes paid for the period ended July 31, 2005, totaled $168,910.

* For the period from Februray 1, 2005 through July 31, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
QUADRANT FUND, INC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD        FOR THE PERIOD
                                                                                    ENDED                 ENDED
                                                                                JULY 31, 2005*       JANUARY 31, 2005**
                                                                                ---------------      ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................................    $         9.54       $           10.00
                                                                                ---------------      ------------------
Net investment income ......................................................              0.37                    0.02
Net realized and unrealized gains (losses) on investments,
  and swap contracts........................................................              0.05                    0.12
                                                                                ---------------      ------------------
Net increase in net asset value resulting from
  operations................................................................              0.42                    0.14
Dividends from net investment income........................................             (0.47)                  (0.60)
                                                                                ---------------      ------------------
NET ASSET VALUE, END OF PERIOD .............................................    $         9.49       $            9.54
                                                                                ===============      ==================
TOTAL INVESTMENT RETURN ....................................................              4.38% (1)               1.36% (1)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTARY DATA:
Net assets, end of period (000's) ..........................................    $       15,481       $          15,564
Gross operating expenses before reimbursement...............................              1.76% (2)              56.81% (2)
Net operating expenses after reimbursement (excluding management fees)......              0.25% (2)               4.12% (2)
Interest expense............................................................              0.90% (2)               1.28% (2)
Net investment income.......................................................              9.04% (2)               2.78% (2)
Portfolio turnover rate.....................................................                46%                      6%

-------------------------------
*   For the period from Februray 1, 2005 through July 31, 2005.
**  Commenced operations on January 4, 2005.
(1) Not Annualized
(2) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

1. THE FUND

Quadrant Fund, Inc. (the "Fund"), was incorporated under the laws of the State of Maryland on October 18, 2004. On January 4, 2005 the Fund commenced trading (other than a transaction on October 28, 2004, when it sold 555 shares of common stock for $5,550 to Hyperion Capital Management, Inc. (see Note 3), when it was not registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund filed to become a registered non-diversified, closed-end investment company under the Investment Company Act of 1940 effective January 24, 2005.

The Fund's investment objective is to provide current income by investing in a relative value basis across both public/private and debt/equity sectors with commercial and multi-family attributes. The Fund will seek to achieve its objective by constructing a portfolio invested in income producing securities which may include Real Estate Equity Securities, Real Estate Fixed Income Securities, and Real Estate Private Debt. The Fund will also employ additional strategies such as leverage and hedging techniques to achieve its objective. No assurance can be given that the Fund's investment objective will be achieved.

2. SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of the issuer.

REITS: A Real Estate Investment Trust ("REIT") is a real estate company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.
Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"). As a result, REITs tend to pay relatively higher dividends than other types of companies, and the Fund intends to use these dividends in an effort to meet the high current income goal of its investment objectives.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

OPTIONS WRITTEN OR PURCHASED: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market. The Fund did not transact or write options during the period.

SHORT SALES: The Fund may not, except in the case of short sales against the box, make any short sale of securities, unless, after giving effect to such sale, the market value of all securities sold short does not exceed 10% of the value of the Fund's total assets and the Fund's aggregate short sale of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received. The fund did not transact short sales during the period.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. The Fund did not transact futures contracts during the period.

SWAP AGREEMENTS: The Fund enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market monthly based upon a quotation from the market maker (which is typically the counterparty to the swap agreement) and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments of interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

The Fund enters into total rate of return swap agreements to manage its exposure to interest rates. Total rate of return agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., and exchange of floating rate payments based on the total return of a published index or basket of securities. Such transactions involve risks that are similar to those of interest rate swaps, and also involve additional risks. The total rate of return of a published index or basket of securities may exhibit substantial volatility. The total rate of return of a basket in any given period may be positive or negative, and if it is negative and the Fund is receiving the total rate of return of that basket of securities in its part of the swap agreement, the Fund would be required to make a payment to the counterparty in addition to that required on the other, generally floating rate, part of the swap agreement. Also, unusual market conditions in the basket of securities on which the swap is based may prevent the total rate of return from being calculated, in which case other provisions in the swap agreement may be invoked which could cause the Fund to lose some of the anticipated benefit from the swap, or otherwise reduce the Fund's return. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of July 31, 2005.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS: The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions. The Fund did not enter into such transactions during the period.

SECURITIES  TRANSACTIONS  AND INVESTMENT  INCOME:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis using FIFO (first in first out). Interest income is recorded on an accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield-to-maturity method. Dividend income is recorded on ex-dividend date.

FEDERAL INCOME TAXES: It is the intention of the Fund to comply with the requirements of the Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends monthly based upon net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Effective as of June 1, 2005 the dividend reinvestment plan was dissolved.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

CASH FLOW INFORMATION: The Fund invests in securities and distributes dividends and distributions which are paid in cash. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

REPURCHASE AGREEMENTS: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENTS AND RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the "New Investment Advisory Agreement") with GMAC Institutional Advisors, LLC (the "Advisor") effective as of July 1, 2005. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Investment Advisory Agreement provides for a one percent (1%) management fee. During the period from January 31, 2005 through June 30, 2005, there were no advisory or sub-advisory fees charged to the Fund. On March 2 and March 10, 2005, the Board held meetings called for the purpose of considering the New Investment Advisory Agreement and, after careful review, determined that approving the New Investment Advisory Agreement was in the best interests of the Shareholders.

In determining that the New Investment Advisory Agreement was in the best interests of the Shareholders, the Board considered all factors deemed to be relevant to the Fund, including, but not limited to:

     o The Code and the 1940 Act prohibit different investment advisory fees being paid by different investors (so called "preferential dividends"). If the LLC restructuring proceeds (see Note 8), the Direct Investors
     (described below in Note 8) and GMAC Commercial Mortgage Corporation ("GMACCM") would pay no fee, while other investors would pay the Advisor a fee in connection with their investment in the Fund. That result could be considered a prohibited preferential dividend. To avoid this result, the Fund must ensure that any investment management costs are shared equally by all its Shareholders;

     o The issues giving rise to the Rescission  Offer  (described below in Note
     10) and the Advisor's pro-active response thereto;

     o The nature, extent, and quality of the services provided by the Advisor have been satisfactory. The directors noted in particular the level and depth of knowledge of the Advisor. The directors also noted that, as an affiliate of GMACCM, the Advisor is a sophisticated participant in the real estate securities market, and that the Fund engages in a sophisticated trading strategy that would be difficult to replicate through a different advisor;

     o The investment performance of the Advisor and the Fund (for the short period of time it has been in operation) was strong compared with similar funds managed by other advisors;

     o The investment management fee to be paid by the Fund also is the same amount that was paid to the Advisor by the investors who participated in the Fund through the Quadrant Fund LLC;

     o The investment management fee rate to be paid to the Fund is comparable to the fees paid by other client accounts managed by the Advisor, and by similar funds managed by other advisors;

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

     o The total expense ratio of the Fund, if the investment management fee is approved, would be similar to similar funds managed by other advisors;

     o The Advisor provides access to markets to which the shareholders would not otherwise have access;

     o The cost of services to be provided and the profits to be realized by the Advisor and its affiliates from its relationship with the Fund were similar to those of advisors to similar funds;

     o The extent to which economies of scale would be realized as the Fund grows are expected to be insignificant and thus it was not necessary to reflect any economies of scale in the fee rate; and

     o The need to hold a Shareholder meeting in order to approve non-material changes to the then-current Investment Advisory Agreement would cause the Fund to incur unnecessary expenses.

In considering the approval of the New Investment Advisory Agreement, the Board, including the Independent Directors, did not identify any single factor as controlling, although the regulatory concerns were particularly significant in deciding to impose an investment management fee on the Fund. Based on the Board's evaluation of all factors that it deemed to be relevant, the Board, including the Independent Directors, concluded that the Advisor has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the New Investment Advisory Agreement; that the Fund's performance is reasonable in relation to the performance of funds with similar investment objectives; and the proposed investment management fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Advisor. As of July 1, 2005 shareholders voted to approve the imposition of a 1% investment advisory fee calculated monthly.

The Fund had entered into an Administration Agreement with Hyperion Capital Management, Inc. which was canceled as of June 1, 2005. GMAC Institutional Advisors LLC ("Administrator") became the administrator as of June 1, 2005. The Administrator entered into a sub-administration agreement with State Street Bank and Fund Company (the "Sub-Administrator"). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15%. During the period ended July 31, 2005, the Administrator earned $11,830 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator.

4. PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the period ended July 31, 2005 were $7,875,714 and $13,251,251, respectively. There were no U.S. Government securities transacted during the period.

5. BORROWINGS

The Fund enters into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At July 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

                                                                             Maturity
Face Value   Description                                                     Amount
-----------  -------------------------------------------------------------- ----------
$   643,000  Bear Stearns, 4.07%, dated 07/29/05, maturity date 08/12/05    $  644,018
    804,000  Bear Stearns, 4.12%, dated 07/29/05, maturity date 08/12/05       805,288
    274,000  Bear Stearns, 4..07%, dated 07/29/05, maturity date 08/12/05      274,434
  1,075,000  JP Morgan Chase, 4.05%, dated 07/29/05, maturity date 08/12/05  1,076,814
    656,000  JP Morgan Chase, 4.15%, dated 07/29/05, maturity date 08/12/05    657,134
-----------                                                                 -----------
$ 3,452,000  Maturity Amount, Including Interest Payable                    $3,457,688
===========                                                                 ===========
             Market Value of Assets Sold Under Agreements                   $4,806,029
                                                                            ===========
             Weighted Average Interest Rate                                      4.09%
                                                                                 ======

The average daily balance of reverse repurchase agreements outstanding during the period ended July 31, 2005 was approximately $3,965,834 at a weighted average interest rate of 3.58%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $6,232,437 as of February 8, 2005, which was 28.30% of total assets.

6. CAPITAL STOCK

There are 50,000,000 shares of $0.001 par value common stock authorized. There are 1,631,852 shares outstanding at July 31, 2005.

7. FINANCIAL INSTRUMENTS

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, swap agreements and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

As of July 31, 2005,  the  following  swap agreements were outstanding:


                          Expiration                                                                Net Unrealized
Notional Amount              Date                       Description                                  Appreciation
---------------          ------------   --------------------------------------------------------    ---------------
$7,000,000                01/18/2010    Agreement with Wachovia Bank, dated January                   $ 127,815
                                        18, 2005 to pay semiannually the notional amount
                                        multiplied by 4.075% and to receive quarterly
                                        the notional amount multiplied by 3 month USD-LIBOR-BBA.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------


                          Expiration                                                                Net Unrealized
Notional Amount              Date                       Description                                  Appreciation
---------------          ------------   --------------------------------------------------------    ---------------
$5,195,094                02/14/2006    Agreement with Wachovia Bank dated February 17, 2005              87,119
                                        to pay monthly the notional amount multiplied by one
                                        month USD-LIBOR-BBA plus 0.55% and to receive the sum of
                                        the Equity Notional Amounts in the basket of securities.
                                                                                                       ==========
                                                                                                       $ 214,934
                                                                                                       ==========

8. CONTINGENCIES

During the period ended July 31, 2005, a privately-offered limited liability company (the "LLC") exempt from registration under Section 3(c) (7) of the 1940 Act held over 99% of the shares of the Fund. The Advisor determined that the structure needed to be revised, as it may have been in violation of the prohibition under the 1940 Act on an investment company (such as the LLC) from purchasing more than 3% of the assets of another investment company (such as the Fund). The structure was revised by distributing the shares of the Fund held by the LLC to the LLC's members effective July 1, 2005.

Under the 1940 Act, a registered investment company is generally restricted or prohibited from charging different investment management fees to different investors or class of investors. During the period ended July 31, 2005, the Fund may be deemed to be in violation of these provisions because certain investors paid no investment management fee in connection with their investment in the Fund. Differential fees may also result in preferential dividends for income tax purposes, which dividends would not be deductible by the Fund and would result in the imposition of income tax on the Fund regardless of its election to be treated as a RIC. The Fund sought and retained shareholder approval to pay the Advisor an investment advisory fee effective July 2005. The Fund believes the imposition of a management fee corrects the potential regulatory issues.

The Fund acquired its initial portfolio from a client of the Advisor, consistent with applicable regulatory requirements and the Fund's policies. The relationship between the seller of the securities and the Advisor should have been disclosed in the PPM.

The Fund engaged in investment activities prior to the time it registered as an investment company, and during that time it may have been considered to be "plan assets" for purposes of the Employee Retirement Income Security Act of 1974 ("ERISA"). Moreover, some of the assets in which the Fund invested while it may have been considered to be plan assets were noninvestment grade commercial mortgage-backed securities ("CMBS"). Issuers of these CMBS may also have become plan assets as a result of the Fund's investment. The Advisor and the Fund's Sub-advisor were deemed to be plan fiduciaries under ERISA with respect to all employee benefit plans which acquired shares and which are subject to
Part 4 of Title I of ERISA (an "ERISA Plan"). As a consequence of the temporary application of ERISA to the Fund, certain transactions entered into by Fund during the ERISA Period may have been prohibited by ERISA and the Code.

The process by which Hyperion Capital Management Inc. purchased the initial 555 shares that were subsequently gifted to certain investors (the "Direct
Investors") may not have been in compliance with the restrictions governing private placements, or it may have caused the Fund to be ineligible for registration as an investment company under the 1940 Act. A limited number of shares of the Fund were distributed as gifts from the Sub-advisor to certain individuals. This may have violated the rules governing private placements, because certain of those individuals may not have been "accredited investors" (as that term is defined in Rule 501 of the Securities Act of 1933 (the "1933 Act")) at the time they received their shares of the Fund. Alternatively, the distribution to those individuals who may not have been "accredited investors" may not have been a violation of the 1933 Act, because the prohibition is against "offers or purchases" to non-accredited investors, but in this case, the shares were given as gifts. If that interpretation prevails, then the Fund would be required to deem the donor of the gifts, and not the recipients, as the beneficial owner of the shares. If the donor is considered the beneficial owner of the shares, the Fund might have been ineligible for registration as an investment company under the 1940 Act. The Fund intends to avoid this potential registration ineligibility by registering the Rescission Offer (see Note 10).

The Fund's relationship to certain other investment funds was not described to potential shareholders of the Fund.

In connection with the above matters the Fund took corrective procedures as more fully described in Note 10 - Subsequent Events.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAX INFORMATION

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Pursuant to a resolution of the Board of Directors of the Fund, a dividend on 1,631,852 shares of the fund was declared based on July 26, 2005 record date shares, payable July 29, 2005 in the amount of $0.4706 per share.

During the period ended July 31, 2005, the tax character of distributions paid was from:

Net investment income.................... $   510,197
Net realized gains.......................     257,753
                                          -----------
Total dividends.......................... $   767,950
                                          ============

At July 31, 2005, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed tax ordinary income........ $   203,099
                                          ============
Accumulated capital loss................. $         0
                                          ============
Unrealized appreciation (depreciation)..  $  (213,315)
                                          ============

FEDERAL INCOME TAX BASIS: The federal income tax basis of the Fund's investments at July 31, 2005 was $16,727,642.

10. SUBSEQUENT EVENTS

CORRECTIVE PROCEDURES: The Fund intends to remedy the issues described in Note 8 by means of an offer (the "Rescission Offer") to rescind the sale of all shares and refund to any of the Fund's shareholders who acquired shares prior to January 24, 2005, and who elect to accept the Rescission Offer the entire acquisition price paid (by the shareholder or on the shareholder's behalf), less all dividends and distributions plus interest, and to register such Rescission Offer with the Securities and Exchange Commission.

In addition to the Rescission Offer, the Fund gained shareholder approval to pay the Advisor an investment advisory fee. The Fund believes that the imposition of a management fee will allow it to avoid potential regulatory issues in connection with preferential dividends and senior securities under the Code and the 1940 Act.

RELATIONSHIP WITH HYPERION: (1.) The Sub-advisor terminated the sub-advisory agreement between it and the Advisor with respect to the Fund. (2.) Hyperion Capital Management, Inc. terminated its Administration Agreement with the Fund. (3.) The Fund's initial president, treasurer and secretary/chief compliance officer, each of whom is also an officer of Hyperion Capital Management, Inc. resigned to the Fund. The Advisor proposed new officers of the Fund to assume the roles of president, treasurer, secretary and chief compliance officer, and the Board of Directors appointed the new officers effective June 1, 2005.

PROXY VOTE: An annual meeting of the shareholders will be held to (1) approve an investment advisory agreement between the Fund and the Advisor, (2) elect members to the Board of Directors, and (3) eliminate the classification of the Board of Directors.

PROPOSED DISSOLUTION OF FUND: Management intends to seek Board and Shareholder approval for the dissolution of the Fund. Upon approval by the Board, the Fund will request Shareholder approval through a proxy statement.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

11. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. ECONOMIC SECTOR RISK

The Fund concentrates its investments in real estate securities, including real estate fixed income securities and REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. For concentrations in real estate securities, this may make the Fund more susceptible to adverse economic, political or regulatory occurrences that affect real estate, and may increase the potential for fluctuation in the net asset value of the Fund's shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

During the year ended July 31, 2005, Quadrant Fund, Inc. shareholders voted on the following proposals at a shareholders' meeting on June 22, 2005. The description of each proposal and number of shares voted are as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                              SHARES VOTED      SHARES VOTED     SHARES VOTED
                                                  FOR             AGAINST          ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
To approve a new Investment Advisory           1,631,363            0               410
Agreement between the Fund and GMAC
Institutional Advisors, LLC ("Advisors"),
authorizing the Advisor to charge the Fund a
1% investment management fee and including
amendment provisions:


------------------------------------------------------------------------------------------------------------------------------------
See above at Note 3 for a description of the Board's considerations recommending shareholder approval for the agreement.


--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

QUADRANT FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

The following tables provide information concerning the directors and officers of Quadrant Fund, Inc., (the "Fund").


                                POSITION HELD WITH              PRINCIPAL OCCUPATION(S)                 NUMBER OF
NAME, ADDRESS                   FUND AND TERM OF                DURING PAST 5 YEARS AND             PORTFOLIOS IN FUND
AND AGE                         OFFICE AND LENGTH OF            OTHER DIRECTORSHIPS HELD            COMPLEX OVERSEEN
                                TIME SERVED                     BY DIRECTOR                         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Harald R. Hansen                Director                        Chief Executive Officer of                1
c/o Quadrant Fund, Inc.,                                        First Union National of Georgia
116 Welsh Road,                 Elected for one                 in 1987. Chairman in 1989 until
Horsham, PA 19044               year term beginning             he retired in 1996.
Age 74                          October 2004


Leo. M. Walsh                   Director                        Director and/or Trustee of                1
c/o Quadrant Fund, Inc.,                                        several investment companies
116 Welsh Road,                 Elected for one                 advised by Hyperion Capital
Horsham, PA 19044               year term beginning             Management, Inc. or by its
Age 72                          October 2004                    affiliates (1989-2005). Financial
(Deceased 04/05)                                                Consultant for Medco Health
                                                                Solutions (Formerly Merck-Medco
                                                                Managed Care, LLC.) (1994-2005).


Kurt Wright*                    Director                        Senior Vice President and                 1
12735 Morris Road                                               Managing Director of GMAC
Suite 1000                      Elected for one                 Institutional Advisors, LLC (2000-).
Alpharetta, GA 30004            year term beginning             Principal at Lend Lease
Age 46                          October 2004                    Real Estate Investments (until 2000).

* "Interested person" as defined in the Investment Company Act of 1940 (the "1940 Act"), because of affiliations with GMAC Institutional Advisors LLC, the Fund's Advisor.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------

QUADRANT FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)


OFFICERS OF THE FUND

NAME, ADDRESS              POSITION(S)           TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S)
AND AGE                    HELD WITH             LENGTH OF TIME SERVED            DURING PAST 5 YEars
                           FUND
------------------------------------------------------------------------------------------------------------------------------------
Nate Kornfeld*             President             Elected annually                 President (March 2005 to present), Chief
116 Welsh Rd.                                    beginning June 2005              Operating Officer (May 2004-March
Horsham, PA 19044                                                                 2005) and member of the Executive
                                                                                  Committee of GMAC Institutional
                                                                                  Advisors; Executive Vice President and
                                                                                  Director of Strategic Planning and
                                                                                  Mergers and Acquisitions of GMAC
                                                                                  Commercial Mortgage (February 2001 to
                                                                                  May 2004); 20 years in investment
                                                                                  banking, primarily focusing on real estate
                                                                                  and risk management with Salomon
                                                                                  Brothers and Lehman Brothers

Jeffrey C. Williams*       Vice                  Elected annually                 Senior Vice President (2003-Present);
c/o One Liberty Plaza,     President             beginning October 2004           Board of Managers; Investment
165 Broadway, 36th Floor,                                                         Committee - Alternate (formerly Lend
New York, New York                                                                Lease Hyperion Capital Advisors, LLC)
10006-1404                                                                        GMAC Institutional Advisors, LLC,
Age 41                                                                            Alpharetta, GA -(2003 to Present); Board
                                                                                  of Managers, Lend Lease Real Estate
                                                                                  Investments, Inc., Atlanta, GA - (1997 to
                                                                                  2003)

Marisol Lauerman*          Secretary             Elected annually                 General Counsel of GMAC Institutional
200 Witmer Rd.                                   beginning May 2005               Advisors (July 2000 to present); Senior
Horsham, PA 19044                                                                 Counsel at GMAC Commercial Mortgage
                                                                                  (July 2000 to present); Associate at Foley
                                                                                  & Lardner (April 1997 to July 2000)

Rene J. Paradis*           Treasurer             Elected annually                 Chief Financial Officer and executive
116 Welsh Rd.                                    beginning May 2005               committee member of GMAC
Horsham, PA 19044                                                                 Institutional Advisors, LLC (January
                                                                                  2005 to present); Managing Director -
                                                                                  Alternative Investment Services at PFPC
                                                                                  Inc. (December 1996-December 2004)

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
--------------------------------------------------------------------------------


NAME, ADDRESS              POSITION(S)           TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S)
AND AGE                    HELD WITH             LENGTH OF TIME SERVED            DURING PAST 5 YEars
                           FUND
------------------------------------------------------------------------------------------------------------------------------------
Michelle Vaughn*           Chief                 Elected annually                 Chief Compliance Officer of GMAC
116 Welsh Rd.              Compliance            beginning May 2005               Institutional Advisors, LLC (July 2004 to
Horsham, PA 19044          Officer                                                present); Corporate Compliance Director
                                                                                  and Investment Adviser Compliance
                                                                                  Officer for SEI Investments (May 1997 to
                                                                                  July 2004)


* Interested person as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") because of affiliations with GMAC
Institutional Advisors LLC, the Fund's Advisor.

The information required to be included in a statement of additional information is included in the Fund's PPM, which is available, without charge, upon request by calling collect 1-215-328-3200.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTANT FIRM
        -----------------------------------------------------------------



To the Board of Directors and Shareholders of Quadrant Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Quadrant Fund, Inc., including the schedule of investments as of July 31, 2005, the related statements of operations and cash flows for the year then ended, statement of changes in net assets and financial highlights for the year then ended and for the period January 4, 2005 (commencement of operations) through January 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States) Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quadrant Fund, Inc. as of July 31, 2005, the results of its operations and cash flows for the year then ended and the changes in net assets and financial highlights for the year then ended and for the period January 4, 2005 (commencement of operations) through January 31, 2005, in conformity with accounting principles generally accepted in the United States of America.




/S/ SCHWARTZ & HOFFLICH, LLP
Schwartz & Hofflich, LLP
Norwalk, CT

September 23, 2005

QUARTERLY PORTFOLIO SCHEDULE: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-215-328-3200.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-215-328-3200 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Fund will file with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-215-328-3200 or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

         On October 25, 2004, the Fund adopted a code of ethics that applies to the Fund's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party. On June 28, 2005, the Fund adopted a new code of ethics for the Fund's President and Treasurer, which reflects the Code of GMAC Institutional Advisors LLC ("ADVISOR"). The Fund's previous Code of Ethics was from its former sub-advisor. Because the sub-advisor and relationship no longer exists, the Fund decided to adopt both the Advisor's and Fund Code of Ethics for its President and Treasurer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Fund's Board of Directors (the "BOARD") has determined that none of the members of the Fund's Audit Committee is an "audit committee financial expert" as that term is defined in the instructions to this Item as of July 31, 2005. The Board has determined that none of the current directors meet the definition of "audit committee financial expert", as a result, the Board nominated a potential candidate that would have met the definition of audit committee financial expert. However, the Fund was unable to achieve a quorum for the conduct of business at its last Shareholder meeting, and as a result, Shareholders failed to elect directors at the last Shareholder meeting including the nominated audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

         (a) The aggregate fees billed since the Fund's inception for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ending January 31, 2005 were $73,000 and $45,000 for the fiscal year ending July 31, 2005.

AUDIT-RELATED FEES

         (b) No fees have been billed since the Fund's inception for assurance and related services rendered to the Fund by the principal accountant that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported in the preceding paragraph of this Item. As such, there were no audit-related fees required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

TAX FEES

         (c) The aggregate fees billed since the Fund's inception for professional services rendered to the Fund by the principal accountant for tax services and filing preparation were $7,500 for the fiscal year ending January 31, 2005 and $6,000 for the fiscal year ending July 31, 2005.

ALL OTHER FEES

         (d) No fees have been billed since the Fund's inception for products and services rendered to the Fund and provided by the principal accountant, other than the services reported in the preceding paragraphs of this Item. As such, there were no other fees required to be pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X.

         (e) (1) Pursuant to the Charter of the Audit Committee of the Board of Directors, the duties and powers of the Audit Committee are "to pre-approve all audit and "Non-Audit Services" except those within the "De Minimis Statutory Exception" provided to the Fund by its independent auditors or to establish pre-approval policies and procedures (which may include the establishment of a pre-approval sub-committee), to pre-approve non-audit services provided directly to the Fund's adviser, to review in advance the related estimate of fees, and to recommend pre-approved audit and non-audit services and fee estimates for Board approval."

         (e) (2) Not applicable.

         (f) Not applicable.

     (g) The aggregate non-audit fees billed by the Fund's accountant for services rendered to the Fund, and rendered to the Fund's investment adviser, sub-adviser, and any entity controlling, controlled by, or under common control with the adviser or sub-adviser that provides ongoing services to the Fund were $740 for the fiscal year ending January 31, 2005 and $10,190 for the fiscal year ending July 31, 2005 in connection tax services provided to registered investment companies of Hyperion Capital Management, Inc.

         (h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Please see the schedule of investments included in the financial statements as provided under Item 1 hereto.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

GMAC Institutional Advisors, LLC. ("Institutional Advisors") serves as Investment Adviser to the Quadrant Fund, Inc. and has the authority to vote proxies for assets held in the Fund. Below are the firm's policies and procedures which are designed to ensure that Institutional Advisors is administering proxy voting matters in a manner consistent with the best interest of the Fund and its shareholders in accordance with its fiduciary duties under the Advisers Act and other applicable laws and regulations.

I.       DUTY TO VOTE PROXIES

         Institutional Advisors considers the proxy vote to be an asset of the Fund holding the security to which the proxy relates and for which Institutional Advisors has voting authority. The authority to vote proxies is established by Institutional Advisors' investment management agreement with the Fund.

         Any material conflicts of interest shall be resolved in the best interest of the Fund and its shareholder. Institutional Advisors evaluates all proxy proposals on an individual basis.

         The following guidelines will be observed with respect to proxies:

         A. Each investment management agreement will state whether or not Institutional Advisors shall vote proxies on behalf of the Fund and its shareholders. The Fund's custodian or trustee is responsible for forwarding proxy solicitation materials to Institutional Advisors.

         B. In every case in which a client has delegated the power to vote proxies to Institutional Advisors, every reasonable effort shall be made to vote proxies.

         C. To document that proxies are being voted, Institutional Advisors will keep a record and retain for six years (i) all proxy solicitation materials, (ii) documentation as to when and how each proxy is voted, and (iii) memoranda regarding votes cast in opposition to the position of a company's management and abstentions from voting proxies.

II.      GUIDELINES FOR VOTING PROXIES

         Institutional Advisors generally invests in companies that issue non-voting securities. Therefore, Institutional Advisors ordinarily does not receive proxies and is not called upon to vote proxies. However, when required to do so, Institutional Advisors' Chief Compliance Officer, or his/her designee, is responsible for administering and overseeing the proxy voting process. The Chief Compliance Officer, or his/her designee, is responsible for reviewing, monitoring, and/or voting proxies.

         To the extent Institutional Advisors invests in voting securities, if any, its primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. One of the primary factors Institutional Advisors considers when determining the desirability of investing in a particular company is the quality and depth of its management. Accordingly, Institutional Advisors generally believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, Institutional Advisors will vote on most issues presented in a proxy statement in accordance with the position of the company's management. However, Institutional Advisors considers each issue on its own merits and will vote against a management recommendation in situations where Institutional Advisors determines that voting in accordance with that recommendation would adversely affect the investment merits of owning the stock. For example, Institutional Advisors would vote against the recommendations of management in order to further the independence of the board of directors, preserve the rights of shareholders and support all other circumstances in which it would be in the best interests of the Fund and its shareholders to do so.

         Additionally, there may be times when Institutional Advisors determines that abstaining from voting a proxy is in the client's best interest, such as when the cost of voting the proxy exceeds the expected benefit to the client. Institutional Advisors will abstain from voting proxies in such instances.

III.     CONFLICTS OF INTEREST

         Institutional Advisors may have a conflict of interest in voting a particular proxy. A conflict of interest may arise in certain situations, for example, where Institutional Advisors maintains a significant business relationship with the company to which a proxy relates, or where Institutional Advisors and/or its personnel have significant personal or family ties to the company to which a proxy relates. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances as evaluated on a case-by-case basis.

         A.  IDENTIFYING CONFLICTS OF INTEREST

         Institutional Advisors' Chief Compliance Officer, or his/her designee, (the "Conflicts Officer") will seek to identify conflicts of interest by relying upon publicly available information about a company and its affiliates and information about the company and its affiliates that is generally known by Institutional Advisors' senior management.

                   1. SIGNIFICANT BUSINESS RELATIONSHIP. The Conflicts Officer will consider whether the matter involves an issuer or proponent with which Institutional Advisors, its members, officers or employees have a significant business relationship. Institutional Advisors, its members, officers or employees may have significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a "significant business relationship" is one that might create an incentive for Institutional Advisors, its members, officers or employees to have a vote cast in favor of the entity soliciting proxies.

                   2. SIGNIFICANT PERSONAL OR FAMILY RELATIONSHIPS. The Conflicts Officer will consider whether the matter involves an issuer, proponent or individual with which an employee of Institutional Advisors who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a "significant personal or family relationship" is one that would be reasonably likely to influence how Investment Advisors votes the proxy. Employees of Investment Advisors, including the Chief Compliance Officer or the Conflicts Officer, are required to disclose any significant personal or family relationship they may have with the issuer, proponent or individual involved in the mater. If the Chief Compliance officer or the Conflicts Officer has a significant personal or family relationship with an issuer, proponent or individual involved in the matter, he/she will immediately contact Fund Counsel who will determine (i) whether to treat the proxy in question as one having a material conflict of interest; and
                   (ii) if so, whether the Chief Compliance Officer or Conflicts Officer, as the case may be, should recuse him/herself from all further matters regarding the proxy and another individual should be appointed to consider the proposal.

         B.  DETERMINING WHETHER A CONFLICT IS MATERIAL

         In the event that the Conflicts Officer determines that Institutional Advisors has a conflict of interest with respect to a proxy proposal, the Conflicts Officer shall determine whether the conflict is "material." The Conflicts Officer may determine on a case-by-case basis whether the relationship as it regards a particular proxy involves a material conflict of interest. If the Conflicts Officer concludes that the proposal is not directly related to Institutional Advisors' conflict with the issuer, the Conflicts Officer may determine that the conflict of interest is not material. If the Conflicts Officer determines that a conflict is not material, then he or she may vote the proxy in accordance with his or her recommendation.

         C.  VOTING PROXIES INVOLVING A MATERIAL CONFLICT

         In the event the Conflicts Officer determines that Institutional Advisors has a material conflict of interest with respect to a proxy proposal, Institutional Advisors shall either:

          |X| fully disclose the nature of the conflict to the clients and obtain the clients' consent as to how Institutional Advisors shall vote on the proposal (OR otherwise obtain instructions from the clients as to how the proxy should be voted); OR

          |X| contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (OR have the third party vote such proxy); OR

          |X| vote on the proposal and, in consultation with the Compliance
              Officer, detail how Institutional Advisors' material conflict did not influence the decision-making process.

         Institutional Advisors may not address a material conflict of interest by abstaining from voting, UNLESS the Conflicts Officer has determined that abstaining from voting on the proposal is in the best interest of the Fund and its shareholders.

IV.      RECORD RETENTION

         Institutional Advisors will maintain the books and records required by Rule 204-2(c)(2) under the Advisers Act in the manner and for the periods required.

V.       DISCLOSURE

         Institutional Advisors will provide a copy of these Proxy Voting Policies to any client upon written request. Upon written request, Institutional Advisors will also provide any client with information on how Institutional Advisors voted with respect to such client's securities.

         Institutional Advisors will file all necessary reports on Form N-PX with respect to proxies voted on behalf of registered investment company clients.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) Code of Ethics of the Quadrant Fund, Inc. and GMAC Institutional Advisors is filed herewith.

(b) Certifications for each principal executive and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act are filed herewith.
         (i)    Certification of President Nathan Kornfeld
         (ii)   Certification of Treasurer Rene Paradis

(c)      Not applicable

(d) Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

         (i) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quadrant Fund, Inc.

By:      /S/ NATHAN KORNFELD
         Nathan Kornfeld
         President

Date:    October 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ NATHAN KORNFELD
         Nathan Kornfeld
         President

Date:    October 6, 2005


By:      /S/ RENE PARADIS
         Rene Raradis
         Treasurer

Date:    October 6, 2005